Financial risk management (Details 7) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
IfrsStatementLineItems [Line Items]
Exports affecting the statement of income	$ 572	$ 2,606	$ 3,352	$ 6,286
Foreign exchange variation	371	$ 2,032	2,721	$ 5,068
Non Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	72,445		72,445		$ 72,080
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			23,346
Exports affecting the statement of income			(9,360)
Principal repayments / amortization			(13,621)
Nominal value of hedging instrument (finance debt and lease liability)	93,026		93,026
Non Derivative Financial Instruments [Member] | Currency Of B R L [Member]
IfrsStatementLineItems [Line Items]
Amounts designated	375,020		375,020		$ 396,615
Additional hedging relationships designated, designations revoked and hedging instruments re-designated			120,115
Exports affecting the statement of income			(48,311)
Principal repayments / amortization			(70,106)
Foreign exchange variation			(23,293)
Nominal value of hedging instrument (finance debt and lease liability)	$ 481,558		$ 481,558